Exhibit 99.1 Schedule 2

Infinity ID	Loan Number	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Initial Overall Loan Rating Grade	Final Overall Grade	Final Overall Rating Grade	Final Credit Grade	Final Credit Rating Grade	Final Property Grade	Final Property Rating Grade	Final Compliance Grade	Final Compliance Rating Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
CDURSQRWJIC	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Required Documentation Missing or Incomplete - EV 2 COMMENT: The subject property is FULL REVIEW CONDOMINIUM PROPERTY : Condo budget letter and CPM Review letter are missing in the file Note : Master policy and Condo questionnaire are available in the file *** (OPEN) Title policy missing - EV 2 COMMENT: Final Title policy is missing in loan documents. However, Preliminary report is located at xx	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx- a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Verified through 6 comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Refinance	696	1.75				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	xx
QYRF4DOMXUF	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Appraisal incomplete (missing map, layout, pages, etc) - EV 2 COMMENT: This appraisal is made: Subject to the following repairs: The final value is subject to the subject water heater double straps to be installed. Page 245 reflects photo of missing upper strap. State of California requires water heaters to be double strapped. File is missing the appraisal completion. *** (OPEN) Title policy missing - EV 2 COMMENT: The final title policy is missing from the loan file. However, preliminary title policy is available in the loan file (xx).	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: "As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client "			Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on Subject to completed on 1/14/2022 With the appraised value xx		PUD	xx	xx	xx	Investor	Purchase	755	3				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
O2LPAPCOMEJ	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: The final title policy is missing from the loan file. However, preliminary title policy is available in the loan file (xx).	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: "As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client			Appraisal is AS IS with 6 comps to support opinion value.		Single Family	xx	xx	xx	Investor	Purchase	718	5				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
DKJGTPGTR25	xx	xx	xx	California	Not Covered/Exempt	2	B	2	B	2	B	1	A	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan documents. Preliminary is available and can be located at (xx).				Value supported by 6 comparables		Single Family	xx	xx	xx	Investor	Purchase	721	5				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
QRA0JZFCOXO	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Purchase Contract - EV 2 COMMENT: Seller Signature is missing on the Contingency removal doc (Page# 60) & Seller Initials is missing on the Page 15 of purchase agreement. *** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan documents. Preliminary title report is available and can be located at "xx".	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client			Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on 1/19/2022 with the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase	785	5		0		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
FD5AASRRMMZ	xx	xx	xx	California	Not Covered/Exempt	2	B	2	B	2	B	1	A	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing in loan documents. Preliminary title report is available in the loan documents and can be located at "xx".				used # 6 comparable to support the opinion value of appraiser ticketed on 12-31-2021 with value xx		Single Family	xx	xx	xx	Investor	Purchase	738	1				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
Q33EDHOZEFA	xx	xx	xx	California	Not Covered/Exempt	2	B	2	B	2	B	1	A	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan file. However, preliminary title policy is available in the loan file (xx).				Appraisal has provided #4comps to support the opinion of value Appraisal has ticked on as is on 11/17/2021 with Appraised value of xx		Single Family	xx	xx	xx	Investor	Purchase	688	2				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
OMVWPMUVIQK	xx	xx	xx	Texas	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final Title policy is missing from the loan file. However, title commitment is located at "xx".	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client			Appraisal has provided 7 comps to support the opinion of value.Appraisal has ticked on As is on1/20/2022 with the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase	791	4				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
HCILTLDRMVA	xx	xx	xx	Texas	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan documents. However, Commitment title is available and can be located at (xx).	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client			verified with 9 comparables		PUD	xx	xx	xx	Investor	Cash Out	776	0.5				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	xx
XHEF54AB5IB	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan documents. However, commitment title is available and can be located at "xx".	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client			Appraisal value Supported by 8 comps,4		Single Family	xx	xx	xx	Investor	Purchase	738	2.33				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
2E2LWGNWT0H	xx	xx	xx	California	Not Covered/Exempt	2	B	2	B	2	B	1	A	1	A	No	No		*** (OPEN) Missing Title evidence - EV 2 COMMENT: Final title policy missing from the loan file. (Preliminary report present is in file pg. 217 in credit package)				Value supported by #6 comparable		PUD	xx	xx	xx	Investor	Purchase	802	3				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
TORB4KDLMN3	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Title policy missing - EV 2
COMMENT:   Final title policy is missing from the loan documents. However, Preliminary title is located at (xx).

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   There is an active prior Mortgage available in the updated title report in the amount of xx. Final policy at origination is missing from loan file. No recorded copy of release or satisfaction has been found in the updated title report.

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
																			COMMENT: There is an active prior Mortgage available in the updated title report in the amount of xx. Final policy at origination is missing from loan file. No recorded copy of release or satisfaction has been found in the updated title report.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client			Verified through 6 comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	757	1				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
DXRCEZEUE1F	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Title policy missing - EV 2
COMMENT:   Final title policy is missing from the loan documents. However, Preliminary report is available in the loan file at (xx).

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   There is a water/sewer/utilities lien available against the subject property in the amount of xx.

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
COMMENT:   According to the updated title report dated 03/17/2022, the subject mortgage is at second lien position as there is a water/sewer/utilities lien available against the subject property in the amount of $472.56 in the favor of "xx.
																			As the subject property is located in CA State there is possibility of foreclosure of the subject property due to this unpaid lien. This can be cured by paying this lien with the late fees.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client			Appraisal has provided 7 comps to support the opinion of value. Appraisal has ticked on AS IS 1/27/2022 with the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase	753	4				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
ITLNW3YLUD4	xx	xx	xx	California	Not Covered/Exempt	2	B	2	B	2	B	1	A	1	A	No	No		*** (OPEN) Water/Sewer Taxes - EV 2 COMMENT: Annual County taxes for 2017 are currently delinquent in the amount of $8,921.77 which are good through 4/11/2022.			Credit Score - Credit Score 718 Low LTV / CLTV 70%	Appraisal has #6 comps to support opinion value.		Single Family	xx	xx	xx	Investor	Cash Out	718	0.17				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	xx
T5XG0EIK45K	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan documents. However, Preliminary title is available at (xx).	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client			Value supported by 6 comparables		PUD	xx	xx	xx	Investor	Purchase	772	2				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
R3NRPIRFF2W	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Missing Required Disclosures - EV 2 COMMENT: Life of loan verbiage is missing on Flood Certificate. *** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan file. However, preliminary report is available in the loan file located at “xx”.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on 2/3/2022 with the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase	701	1.17				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
F5JAHILGUQF	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan file. However, preliminary report is available in the loan file located at “xx”.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			used # 6 comparable to support the opinion value of appraiser ticketed on 1/22/2022 with value of xx		Single Family	xx	xx	xx	Investor	Refinance	805	10.83				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	xx
E5ZSUS35M0W	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Title policy missing - EV 2
COMMENT:   Final title policy is missing from the loan documents. However, preliminary title report is available and can be located at "xx".

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   As per updated title report as of XXXX, there is an active prior mortgage available in the updated title report in the amount of xx. However, no pay off is found in final HUD-1 for this prior mortgage. Final policy at origination is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
																			COMMENT: As per updated title report as of XXXX, the subject mortgage is at second lien position. There is an active prior mortgage available in the updated title report in the amount of xx. However, no pay off is found in final HUD-1 for this prior mortgage. Final policy at origination is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal has provided #7comps to support the opinion of value Appraisal has ticked on as is on 1/30/2022 with Appraised value of xx		Single Family	xx	xx	xx	Investor	Purchase	738	0.5				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
FD22LLB5RK5	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Title policy is missing from the loan file. However, the preliminary title policy is located at "xx".	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Aprsl is AS IS with 6 Comps & 3 Rentals		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	742	2				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
CRMI4ORVDVX	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Active Judgment Against Borrower - EV 2
COMMENT:   As per the review of the updated title report dated XXXX, there is an active senior credit card judgment available in the updated title report against borrower xx

*** (OPEN) Title policy missing - EV 2
COMMENT:   Final title policy is missing in loan documents. Preliminary title report is available & it can be located at “xx".

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   As per the review of the updated title report dated XXXX, there is an active senior/prior Mortgage available in the updated title report in the amount of xx. However, the final title policy is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
COMMENT:   Subject Mortgage is on second lien position.
																			As per the review of the updated title report dated XXXX, there is an active senior/prior Mortgage available in the updated title report in the amount of xx. However, the final title policy is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: "As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Aprsl is AS IS with 6 comparables		Single Family	xx	xx	xx	Investor	Cash Out	788	3				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	xx
VY4JSM31VGL	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Purchase Contract - EV 2 COMMENT: A full copy of the purchase agreement is required as we only received 4 out of the 16 pages *** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan documents. Commitment is available and can be located at "xx".	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal Value Supported by 7 Comps, 3 Bedrooms and 2.1 Bathrooms.		PUD	xx	xx	xx	Investor	Purchase	765	2				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
1FWYYHBT0OA	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Title policy missing - EV 2
COMMENT:   Final title policy is missing in the loan file. Preliminary report is available and can be located at xx.

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   There is an active senior/prior Mortgage available in the updated title report in the amount of xx Final title is missing from file. However, no pay off is found in final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
																			COMMENT: Subject property is at second lien position. There is an active senior/prior Mortgage available in the updated title report in the amount of xx. Final title is missing from file. However, no pay off is found in final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Value supported by #6 comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase		10		0		Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			xx	Alternative	QC Complete	xx
MKQM4HYYB13	xx	xx	xx	California	Not Covered/Exempt	2	B	2	B	2	B	2	B	1	A	No	No	*** (OPEN) State Tax Judgment - EV 2
COMMENT:   As per updated title report as of XXXX, there are multiple state tax liens against the borrower in the total amount of xx".

*** (OPEN) Title policy missing - EV 2
COMMENT:   Final title policy is missing in loan documents. Preliminary title report is available in the loan documents at#xx

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   As per updated title report as of XXXX, the subject mortgage is at second lien position.There is an active prior mortgage against subject property in the amount of xx. However, no pay off is found in final HUD-1 for this prior mortgage and final title policy is missing from the loan file. No recorded copy of release or satisfaction has been found.

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
																			COMMENT: As per updated title report as of XXXX, the subject mortgage is at second lien position.There is an active prior mortgage against subject property in the amount of xx. However, no pay off is found in final HUD-1 for this prior mortgage and final title policy is missing from the loan file. No recorded copy of release or satisfaction has been found.	*** (CURED) Value used by lender not supported - EV C COMMENT: BPO dated XXXX reflects an As is value of $XXXX which is less than the Original Appraised value of xx. 5/2 received updated BPO with a value xx which cures this exception.			Verified through 5 comparables		Single Family	xx	xx	xx	Investor	Purchase		10				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			xx	Alternative	QC Complete	xx
PCLZITG2ZTA	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan file. However, preliminary title policy is located at "xx".	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal has provided 7 comps to support the opinion of value. Appraisal has ticked on AS IS 1/29/2022 with the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase	792	18				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
XI1LHTWWGBE	xx	xx	xx	California	Not Covered/Exempt	2	B	2	B	2	B	1	A	1	A	No	No	*** (OPEN) State Tax Judgment - EV 2
COMMENT:   As per updated title report as of XXXX, there are three active state tax liens against the borrower in the total amount of $XXXX in favor of different plaintiffs.

*** (OPEN) Updated title review shows IRS / vehicle / federal / personal tax liens - EV 2
COMMENT:   As per updated title report as of XXXX, there is an active IRS lien against the borrower in the total amount of $XXXX in favor of XXXX and it was recorded on xx
*** (OPEN) Title policy missing - EV 2
COMMENT:   Final title policy is missing from the loan file. However, preliminary report is available in the loan file which is located at “xx”.

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   As per updated title report as of XXXX, the subject mortgage is at second lien position. There is an active prior Mortgage available in the updated title report in the xx However, no pay off is found in final HUD-1 for this prior mortgage and final title policy is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
																			COMMENT: As per updated title report as of XXXX, the subject mortgage is at second lien position. There is an active prior Mortgage available in the updated title report in the amount of $XXXXin favor of XX and which was recorded on XX. However, no pay off is found in final HUD-1 for this prior mortgage and final title policy is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.				Appraisal has#6 comps to support opinion value.		PUD	xx	xx	xx	Investor	Purchase		0.58				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			xx	Alternative	QC Complete	xx
NGBRRSOKYEO	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan documents. However, commitment title is available and can be located at "xx". *** (OPEN) Title Rvw shows prop. owner of record is not borr. - EV 2 COMMENT: The deed dated 1/26/2022 shows that the property was transferred from xx	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: "as per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool." Additional valuation tool is missing in file. 4/29 Received and reviewed a BPO from client.			Value supported by 6 comparables		Single Family	xx	xx	xx	Investor	Cash Out	697	4.17				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	xx
4ZQUGVMD4M5	xx	xx	xx	California	Not Covered/Exempt	2	B	2	B	2	B	1	A	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from loan documents. However preliminary report is located at xx				Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on 11/2/2021 with the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase		3				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			xx	Alternative	QC Complete	xx
CXSZXQSRN3U	xx	xx	xx	California	Not Covered/Exempt	2	B	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Appraisal incomplete (missing map, layout, pages, etc) - EV 2
COMMENT:   "Subject appraisal came back as subject to. 1004D shows several un permitted improvements to property, including but not limited to garage conversions, room conversions and mention of health and safety concerns. $6000/Cost to cure applied in the cost approach.

1004D - Pictures in file show completion.

1) Access door to backyard is installed.
2) Cooking stove in kitchenette inside main house and inside garage has been removed.
3) Gas line was capped.

*** (OPEN) DSCR is less than 1.00 - EV 2
COMMENT:   Subject investment property was purchased on 10/19/2021. Guidelines require DSCR testing based on the lower of the amount per the rental agreement or appraisal lease amount. Lease agreement missing from file. Unable to calculate DSCR. Elevated for client review.

4/29  DSCR is 0.99 using the 1007 from the appraisal which would be within guidelines.  Strong 733 credit and reasonable 63% LTV.

*** (OPEN) Missing Required Disclosures - EV 2
COMMENT:   Life of loan verbiage missing on flood certificate.

*** (OPEN) Title policy missing - EV 2
																			COMMENT: Final title policy is missing from the loan documents. Preliminary title report is available and can be located at "xx".			Credit Score - 733 Credit Score Low 63% LTV / CLTV	used #8 comparable to support the opinion value of appraiser ticketed on 12/17/2021 with value xx		Single Family	xx	xx	xx	Investor	Refinance	733	1				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	xx
FHCFUULY4I0	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Title policy missing - EV 2
COMMENT:   Final title policy is missing from the loan documents and preliminary report is available in the loan file at xx.

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   There is an HOA lien against the subject property in the favor of The xx

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
																			COMMENT: Subject mortgage is at lower lien position. As per updated tile report dated XXXX, there are three municipal liens active in the favor of City of xx. It appears the liens showing on updated title were paid at closing but the liens are still showing on title.The subject property is located in California. There is risk of property getting foreclosed. This can be cured by paying off lien.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal verified with 7 comparable		PUD	xx	xx	xx	Investor	Purchase	783	3				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
4J3HUL4HIEA	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: The final title policy is missing from the loan file. However, preliminary title policy is available in the loan file (xx).	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on AS IS 12/15/2021 with the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	774	11		0		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	xx
L0NXCITSNP3	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan file. However, preliminary report is available in the loan file.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Verified with 7 comparables		Single Family	xx	xx	xx	Investor	Cash Out	723	1.66				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	xx
RBYQO1BXHT4	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan file. However, preliminary report is located at "xx"	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal value Supported by 6 Comps, 3 Bedrooms and 2 Bathrooms.		Single Family	xx	xx	xx	Investor	Purchase	747	0.67				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
C0TZ10A4JU2	xx	xx	xx	Georgia	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final Title Policy is missing from the loan documents. Commitment is available and can be located at "xx".	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Value supported by #6 comparable		PUD	xx	xx	xx	Investor	Purchase	765	2				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
VRKWWNNTHH1	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan file. However, title commitment is available in the loan file which is located at “xx”.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Verified through 5 comparables		Single Family	xx	xx	xx	Investor	Cash Out	736	18				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	xx
GEZ10J0XQ4M	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Title policy missing - EV 2
COMMENT:   Final Title Policy is missing from the loan file. However, Preliminary title policy is available in the loan file and all the data are captured from it.

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   As per the review of the updated title report dated XXXX, There is an active senior/prior Mortgage available in the updated title report in the amount of xx. However, the final title policy is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
COMMENT:   Subject Mortgage is on second lien position.
																			1) As per the review of the updated title report dated XXXX, There is an active senior/prior Mortgage available in the updated title report in the amount of xx. However, the final title policy is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx" a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool is missing in loan file. 4/29 Received and reviewed a BPO from client.			Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on AS IS 1/14/2022 with the appraised value xx		PUD	xx	xx	xx	Investor	Purchase	803	0.75				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
5BBRICDNMGY	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	1	A	2	B	1	A	No	No			*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: "As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal value is xx dated on 12/18/2021 comparable with 6 properties		Single Family	xx	xx	xx	Investor	Purchase	791	8				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
2LPUHO4W42P	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title holder is not an individual - EV 2 COMMENT: Title holder is not an individual to property is held in a trust, however loan documents were signed as an individual. Missing transfer deed or documents signed as a trust. *** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan file. However, preliminary title policy is available in the loan file (Locator#"xx).	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: "As per guideline "xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Value supported by 6 comparables		PUD	xx	xx	xx	Investor	Cash Out	805	1				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	xx
KDIZUI4QNMH	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) State Tax Judgment - EV 2 COMMENT: There are three state tax liens against the borrower in the amount of $21,368.79 in the favor of Franchise Tax Board of the State of California, which was recorded on XX *** (OPEN) Title policy missing - EV 2 COMMENT: The final title policy is missing from the loan file. However, preliminary title policy is available in the loan file (xx).	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: "As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal has provided 6 comps to support the opinion of value.Appraisal has ticked on As is on 12/31/2021 with the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase	753	2				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
EKA3GK5JUCF	xx	xx	xx	California	Not Covered/Exempt	2	B	2	B	2	B	1	A	1	A	No	No	*** (OPEN) Purchase Contract is missing - EV 2
COMMENT:   As per Final settlement statement Purchase price is xx. Provide addendum to the contract to support sales price of xx

*** (OPEN) Title policy missing - EV 2
COMMENT:   Final title policy is missing from loan documents. However, preliminary title policy is available in loan documents located at "xx".

*** (OPEN) Title Review shows major title concern - EV 2
																			COMMENT: As per updated title report dated 3/17/2022, the deed was signed after the subject mortgage as the grant deed was signed on xx however PT is showing as unresolved alert. Reaching out to PT for clarification.				Value supported by #6 comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	740	2				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
VSL0RVXR31R	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Completed "Subject To" w/o Compltn Cert in File - EV 2
COMMENT:   Missing Satisfactory 1004D (Final) evidencing that the repairs have been completed.Appraisal is made "Subject to" and Appraisal Update or Completion report is not available. Appraisal effective date is xxand subject was a brand new built property and will completed around xx

4/29 Subsequent BPO shows home is occupied and in good condition with no repairs required.

*** (OPEN) Title policy missing - EV 2
																			COMMENT: The final title policy is missing from the loan file. However, preliminary title policy is available in the loan file (xx).	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on Subject to completed on 11/17/2021 With the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase		4				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			xx	Alternative	QC Complete	xx
B5TZJJMQVI1	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan documents. However, Preliminary title is available at (xx).	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal value is xx comparable with 6 properties		PUD	xx	xx	xx	Investor	Cash Out	763	6				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	xx
TAQ1XU3GMYM	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Required Documentation Missing or Incomplete - EV 2 COMMENT: Subject property is FULL REVIEW and in the file Condo budget letter and CPM review are missing in the file Note : Condo Questionnaire and Master Policy available in the file *** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan documents. Preliminary title report is available and can be located at "xx".	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal has #6 comps to support opinion value.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	737	6				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
NSKLFNGDIIO	xx	xx	xx	California	Not Covered/Exempt	3	C	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan file. However, preliminary title policy is located at "xx".	*** (CURED) Automated Appraisal Review Missing - EV C
COMMENT:   As per guideline "xx" a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in loan file.

4/29 Received and reviewed a BPO from client.

*** (CURED) Required Documentation Missing or Incomplete  - EV C
COMMENT:   As per guideline "xx" Condominiums must meet agency eligibility and project requirements. Condominium approval document stating condominium meet agency eligibility and project requirements is missing in file.

																				5/2 received condo questionnaire and condo meets all requirements.			Value supported by #6 comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	751	0.91				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
XFZIDUDHWI0	xx	xx	xx	California	Not Covered/Exempt	2	B	2	B	2	B	1	A	1	A	No	No		*** (OPEN) Purchase Contract is missing - EV 2 COMMENT: Complete copy of purchase contract has not been retained in the loan file. Only page 14/16 (page # 81 of Credit package) of the purchase contract is available in the loan file. *** (OPEN) Title policy missing - EV 2 COMMENT: The final title policy is missing from the loan file. However, preliminary title policy is available in the loan file				Verified with 7 comparable		PUD	xx	xx	xx	Investor	Purchase	755	0				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	xx
I4MKPVZILLT	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Title policy missing - EV 2
COMMENT:   Title policy is missing in the loan file. However, preliminary title is available in the loan file and values considered as per the same.

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   There is an active prior Mortgage available in the updated title report in the amount of xx. Final title is missing from file. HUD-1 does not shows any pay off for prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
																			COMMENT: Subject property is at second lien position. There is an active prior Mortgage available in the updated title report in the amount of xx Final title is missing from file. No recorded copy of release or satisfaction has been found in the updated title report.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx" a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in loan file. 4/29 Received and reviewed a BPO from client.			Value supported by 6 comparables		PUD	xx	xx	xx	Investor	Purchase	729	0.66				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
MSLOJLTKLYG	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: The final title policy is missing from the loan file. However, preliminary title policy is available in the loan file (xx).	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per Guideline " xx" a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in loan file. 4/29 Received and reviewed a BPO from client.			Appraisal has #6 comps to support opinion value. Appraisal made "Subject to" and Appraisal update and/or completion report is available in the file on page 289 of credit package		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase		0				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			xx	Alternative	QC Complete	xx
0DC3OMAV0EF	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan file. However, preliminary report is available in the loan file which is located at “xx”.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on AS IS 1/26/2022 with the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase	741	12				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
M5TDJ0YDGRT	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Title policy missing - EV 2
COMMENT:   Final title policy is missing from the loan file. However, preliminary report is available in the loan file which is located at “xx”.

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   There is senior/prior Mortgage available in the updated title report in the amount of xx and which was recorded xx. Final policy is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
																			COMMENT: Lien position of the subject mortgage is second as there is senior/prior Mortgage available in the updated title report in the amount of xx. Final policy is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool iAVM is missing in file. 4/29 Received and reviewed a BPO from client.			used #8 comparable to support the opinion value of appraiser ticketed on 1/27/2022 with value of xx		Single Family	xx	xx	xx	Investor	Purchase	786	4.08				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
XZJOH0QNGL0	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No		*** (OPEN) Title policy missing - EV 2 COMMENT: Final title policy is missing from the loan file. However, Preliminary title policy is available in the loan file and all the data are captured from it.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Value Supported by #6 comparable		Single Family	xx	xx	xx	Investor	Cash Out	810	9				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	xx
3LH4G0BDYJV	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Title policy missing - EV 2
COMMENT:   Final title policy is missing from the loan file. However preliminary title policy is available in the loan file and all the data are captured from it.

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   As per the review of the updated title report dated XXXX, there is an active senior/prior Mortgage available in the updated title report in the amount of xx. However, the final title policy is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
COMMENT:   Subject Mortgage is on second lien position.
																			As per the review of the updated title report dated XXXX, there is an active senior/prior Mortgage available in the updated title report in the amount of xx. However, the final title policy is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline "xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal has #6 comps to support opinion value.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	768	3				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
TPWUCFSXRHX	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Title policy missing - EV 2
COMMENT:   Final title policy is missing in the loan file. Preliminary report is available and can be located at xx

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   There is senior/prior mortgage available in the updated title report   in the amount of xx. However, final title policy is missing from the loan file. No pay off found in final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
																			COMMENT: According to the updated title report dated 03/17/2022, the subject mortgage is at second lien position as there is senior/prior mortgage available in the updated title report in the amount of xx. However, final title policy is missing from the loan file. No pay off found in final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal is AS IS with 5 Comps & 3 Rentals		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	813	9				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx
T12SKNZOT1B	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Required Documentation Missing or Incomplete - EV 2
COMMENT:   The subject property condo type is LIMITED REVIEW. Master policy is missing in the file.

Note : Condo Questionnaire is available in the file

*** (OPEN) Title policy missing - EV 2
COMMENT:   The final Title Policy missing from the loan file. However, the Preliminary title policy is located at "xx".

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   There is senior/prior Mortgage available in the updated title report in the amount of xx. Final policy is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
																			COMMENT: Lien position of the subject mortgage is second as there is senior/prior Mortgage available in the updated title report in the amount of xx. Final policy is missing from the loan file. No recorded copy of release or satisfaction has been found in the updated title report.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			As per appraisal as is , Comparable#6		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	786	1.01				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	xx
OSEX4IQUNRH	xx	xx	xx	California	Not Covered/Exempt	3	D	2	B	2	B	2	B	1	A	No	No	*** (OPEN) Title policy missing - EV 2
COMMENT:   The final title policy is missing from the file. Preliminary title report is available in loan file (located-xx)

*** (OPEN) Title Review shows major title concern - EV 2
COMMENT:   As per updated title report dated XXXX, there is an active certificate of lien (Tax lien (Real Estate)) against subject property in the amount of xx. There can be possibility of foreclosure due to this unpaid non mortgage lien. This can be cure by paying the lien with late charges.

*** (OPEN) Title Rvw shows lower lien position than loan docs - EV 2
COMMENT:   Subject mortgage is at other position.
																			There are active prior Mortgages available in the updated title report in the amount of xx. Final title policy is missing from the loan file and no pay off is found in final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.	*** (CURED) Automated Appraisal Review Missing - EV C COMMENT: As per guideline ""xx - a thorough appraisal framework is required which includes at minimum at least one Appraisal and one additional valuation tool. Additional valuation tool AVM is missing in file. 4/29 Received and reviewed a BPO from client.			Appraisal Value Supported by 6 Comps, 3 Bedrooms and 2 Bathrooms.		Single Family	xx	xx	xx	Investor	Purchase	805	4.83				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			xx	Alternative	QC Complete	xx